Operating costs	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Operating costs	3. Operating costs

Operating costs
Operating costs include cost of sales, brand and marketing investment, overheads and other items including gains and losses on business disposals, acquisition and disposal-related costs, restructuring costs, impairments and other items within operating profit recognised separately due to their nature and/or frequency.
(i) Cost of sales
Cost of sales includes the cost of inventories sold during the period and distribution costs. The cost of inventories are raw and packaging materials and related production costs. Distribution costs are charged to the income statement as incurred.
(ii) Brand and marketing investment
Brand and marketing investment include costs related to creating and maintaining brand equity and brand awareness. This includes media, advertising production, promotional materials and engagement with consumers. These costs are charged to the income statement as incurred.
(iii) Overheads
Overheads include staff costs associated with sales activities and central functions such as finance, human resources, and research and development costs.
Research and development costs are staff costs, material costs, depreciation of property, plant and equipment, patent costs and other costs that are directly attributable to research and product development activities. These costs are charged to the income statement as incurred.
(iv) Restructuring costs
Restructuring costs are costs that are directly attributable to a restructuring project. Management define a restructuring project as a strategic, major initiative that delivers cost savings and materially change either the scope of the business or the manner in which the business is conducted.
(v) Acquisition and disposal-related costs
Acquisition and disposal-related costs are costs that are directly attributable to a business acquisition or disposal project.
(vi) Impairment of assets
Impairment of assets including goodwill, intangible assets and property, plant and equipment.
(vii) Gains or losses from the disposal of group companies
Gains or losses from the disposal of group companies which arise from business disposal projects.
(viii) Others
Other approved one-off items are those additional matters considered by management to be significant and outside the course of normal operations.

	€ million 2025	€ million 2024(a)	€ million 2023(a)
Turnover	50,503	52,479	51,680
Cost of sales	(26,794)	(27,976)	(29,180)
of which:
Distribution costs	(2,704)	(2,649)	(2,716)
Production costs	(2,972)	(3,064)	(2,972)
Raw and packaging materials and goods purchased for resale	(19,643)	(20,781)	(21,996)
Other	(1,476)	(1,482)	(1,495)
Gross profit	23,709	24,503	22,500
Selling and administrative expenses	(13,624)	(14,305)	(13,421)
of which:
Brand and marketing investment	(8,142)	(8,378)	(7,563)
Overheads	(5,482)	(5,928)	(5,858)
of which: Research and development(b)	(836)	(892)	(853)
(Loss)/gain on disposal of group companies(c)	(36)	(229)	491
Acquisition and disposal-related costs(d)	(288)	(293)	(222)
Restructuring costs(e)	(599)	(710)	(425)
Impairments(f)	(43)	(134)	–
Other(g)	(81)	(3)	75
Operating profit	9,037	8,829	8,998
(a)The 2024 and 2023 comparatives have been restated from those previously published to reflect the demerger of our Ice Cream business (see note 21).
(b)Research and development costs include patent costs of €24 million in 2025. The patent costs for 2024 and 2023 were €26 million and €27 million respectively.
(c)2025 net loss arises from the disposals of The Vegetarian Butcher and Kate Somerville, partially offset by gain on Conimex disposal. 2024 net loss related to the disposals of our Russian business, Elida Beauty, Pureit and Qinyuan. 2023 includes a gain of €497 million related to Suave.
(d)2025 includes a charge of €98 million (2024: €225 million, 2023: €€104 million) relating to the revaluation of the minority interest liability of Nutrafol and OZiva, and €91 million related to the Ice Cream separation.
(e)In 2024, we announced the launch of a company-wide productivity programme to support margin improvement through specific interventions. The majority of the costs incurred that relate to the productivity programme were for redundancy and are recognised as restructuring in line with our policy. The remaining costs comprise technology and supply chain projects.
(f)2025 includes an impairment charge of €42 million relating to REN. 2024 includes an impairment charge of €127 million relating to Blueair, an air purification business.
(g)2025 includes a charge for the settlement of cases reached during the year with plaintiff law firms, and an estimated amount for potential future claims relating to litigation arising from products which are no longer manufactured and sold by the Group.
Exchange gain/(loss) within operating costs in 2025 is €(123) million (2024: €20 million; 2023: €(236) million).